Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,051,148.60
Total Fee Amount	283.26
Total Offset Amount	0.00
Net Fee	$ 283.26
Offering Table N/A
Offset Table N/A	N/A